Severance Indemnities and Pension Plans [Text Block]	12 Months Ended
Mar. 31, 2015
Severance Indemnities and Pension Plans [Text Block]
13.	SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans (“pension benefits”), which cover substantially all of its employees and mainly provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans (“CDBPs”) which provide benefits to all their domestic employees. In addition, MUTB had a contributory CDBP similar to these non-contributory CDBPs until a transfer of its remaining corporate portion into a non-contributory CDBP subsequent to the separation process as described below.

In December 2011, in accordance with the Defined Benefit Corporate Pension Plan Act, which permits each employer and employees’ pension fund plan to separate the substitutional portion of the employees’ pension fund from the rest of the fund and transfer the related obligation and assets to the Japanese government, MUTB obtained an approval from the Minister of Health, Labor and Welfare for an exemption from the obligation to pay benefits for future employee services related to the substitutional portion of the governmental welfare pension program. In January 2013, MUTB also obtained an approval for an exemption from the obligation to pay benefits for past employee services related to the substitutional portion. To complete the separation process, the substitutional obligation and the related plan assets were transferred to the Japanese government on February 17, 2014. In accordance with the guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, MUTB accounted for the entire separation process, upon completion of transfer of the plan assets to the government, as a single settlement transaction. During the fiscal year ended March 31, 2014, MUTB recognized (1) the difference of ¥115,210 million between the accumulated benefit obligations settled and the assets transferred to the Japanese government as a government subsidy, which was recognized as a gain in the accompanying consolidated statements of income, (2) the proportionate amount of the net unrealized loss of ¥42,435 million for the substitutional portion as settlement loss, and (3) the difference of ¥1,770 million between the projected benefit obligations and the accumulated benefit obligations related to the substitutional portion, as gain on derecognition of previously accrued salary progression. The settlement loss and gain on derecognition of previously accrued salary progression were included in Salaries and employee benefits in the accompanying consolidated statements of income. The remaining portion of the employees’ pension fund (that is, the corporate portion) continued to exist as a CDBP, although, from a legal regulatory perspective, it is deemed to have been dissolved and a CDBP is deemed newly established when the separation process is completed. Subsequent to the separation process, MUTB transferred the remaining corporate portion of the employees’ pension fund into a non-contributory CDBP.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has severance indemnities plans (“SIPs”) under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2013, 2014 and 2015 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2013	2014	2015	2013		2014		2015
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥38,840	¥39,309	¥37,540	¥8,098	¥1,114	¥12,215	¥1,526	¥13,095	¥1,222
Interest cost on projected benefit obligation	26,648	22,464	19,794	10,716	1,135	13,467	1,352	15,966	1,501
Expected return on plan assets	(48,106)	(54,222)	(55,082)	(14,169)	(1,030)	(19,928)	(1,423)	(24,945)	(1,937)
Amortization of net actuarial loss	42,496	23,941	13,900	8,030	715	9,808	776	11,890	273
Amortization of prior service cost	(12,309)	(11,793)	(8,933)	54	(59)	157	(69)	(1,189)	(560)
Amortization of net obligation at transition	—	—	—	—	105	—	—	—	—
Loss (gain) on settlements and curtailment	2,600	41,456	(2,742)	95	(3)	—	—	88	—

Net periodic benefit cost	¥50,169	¥61,155	¥4,477	¥12,824	¥1,977	¥15,719	¥2,162	¥14,905	¥499

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2013	2014	2015	2013		2014		2015
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.55%	1.25%	1.23%	4.73%	4.70%	4.25%	4.01%	4.87%	4.63%
Discount rates in determining benefit obligation	1.25	1.23	0.93	4.25	4.01	4.87	4.63	3.87	3.83
Rates of increase in future compensation level for determining expense	3.31	3.07	3.36	4.60	—	4.58	—	4.64	—
Rates of increase in future compensation level for determining benefit obligation	3.07	3.36	3.23	4.58	—	4.64	—	4.65	—
Expected rates of return on plan assets	2.78	2.83	2.76	6.92	7.50	6.98	7.50	7.06	7.50

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	MUAH		Other than MUAH
	2014(1)	2015(1)	2014(1)	2015(1)
Initial trend rate	7.71%	7.53%	8.00%	7.50%
Ultimate trend rate	4.50%	4.50%	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2021	2021	2019	2020

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥241	¥(241)	¥111	¥(85)
Effect on postretirement benefit obligation	2,290	(2,652)	2,445	(1,839)

Note:

(1)	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2013 and 2014, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2014 and 2015:

	Domestic subsidiaries				Foreign offices and subsidiaries
	2014			2015	2014		2015
	Non-contributory pension benefits and SIP	Contributory pension benefits		Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,433,161	¥404,427		¥1,666,651	¥283,224	¥30,002	¥345,881	¥34,346
Service cost	36,147	3,162		37,540	12,215	1,526	13,095	1,222
Interest cost	17,448	5,016		19,794	13,467	1,352	15,966	1,501
Plan participants’ contributions	—	—		—	5	648	6	782
Acquisitions/ Divestitures	(807)	—		(40)	9,359	—	—	—
Amendments	(32)	—		39	980	—	(18,093)	(3,104)
Actuarial loss (gain)	26,417	(8,984)		180,682	(24,716)	(2,966)	82,807	6,776
Benefits paid	(55,608)	(11,202)		(66,820)	(9,851)	(2,136)	(12,221)	(2,493)
Lump-sum payment	(14,313)	—		(15,623)	(158)	—	(578)	—
Translation adjustments and other	224,238 (1)	(392,419	)(1)	—	61,356	5,920	53,372	5,561

Benefit obligation at end of fiscal year	1,666,651	—		1,822,223	345,881	34,346	480,235	44,591

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,462,406	458,171		2,004,329	233,081	18,185	368,095	25,845
Actual return on plan assets	124,355	34,472		326,753	43,561	3,611	29,045	1,503
Employer contributions	31,640	12,843		40,774	41,423	1,313	16,842	1,549
Acquisitions/ Divestitures	176	—		57	—	—	—	—
Plan participants’ contributions	—	—		—	5	648	6	782
Benefits paid	(55,608)	(11,202)		(66,820)	(9,851)	(2,136)	(12,221)	(2,493)
Translation adjustments and other	441,360 (1)	(494,284	)(1)	—	59,876	4,224	50,226	3,904

Fair value of plan assets at end of fiscal year	2,004,329	—		2,305,093	368,095	25,845	451,993	31,090

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥357,817	¥—		¥498,504	¥54,600	¥—	¥16,373	¥—
Accrued benefit cost	(20,139)	—		(15,634)	(32,386)	(8,501)	(44,615)	(13,501)

Net amount recognized	¥337,678	¥—		¥482,870	¥22,214	¥(8,501)	¥(28,242)	¥(13,501)

Note:

(1)	MUTB separated the substitutional portion of its contributory CDBP and transferred the related obligation and assets to the Japanese government. The transferred obligation and assets to the Japanese government were ¥169,951 million and ¥52,971 million, respectively. Subsequent to the separation process, MUTB transferred the remaining corporate portion of its contributory CDBP into a non-contributory CDBP. The transferred obligation and assets to the non-contributory CDBP were ¥224,238 million and ¥441,313 million, respectively.

The aggregated accumulated benefit obligations of these plans at March 31, 2014 and 2015 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014	2015
	(in millions)
Aggregated accumulated benefit obligations	¥1,639,563	¥1,784,570	¥318,971	¥458,662

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2014 and 2015 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014	2015
	(in millions)
Projected benefit obligations	¥55,684	¥20,236	¥57,972	¥110,315
Accumulated benefit obligations	52,578	18,706	54,499	101,053
Fair value of plan assets	37,033	5,475	25,812	65,879

BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2013, 2014 and 2015 were ¥11,234 million, ¥7,358 million and ¥9,285 million, respectively.

The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2014 and 2015:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014		2015
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥336,312	¥234,190	¥57,474	¥3,585	¥141,359	¥11,891
Prior service cost	(34,787)	(25,814)	1,129	(41)	(17,762)	(2,941)

Gross amount recognized in Accumulated OCI	301,525	208,376	58,603	3,544	123,597	8,950
Taxes	(133,606)	(100,391)	(23,063)	(767)	(48,325)	(2,726)

Net amount recognized in Accumulated OCI	¥167,919	¥107,985	¥35,540	¥2,777	¥75,272	¥6,224

The following table presents OCI for the fiscal years ended March 31, 2014 and 2015:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014		2015
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(87,227)	¥(90,964)	¥(47,687)	¥(5,130)	¥78,667	¥7,166
Prior service cost arising during the year	—	40	862	—	(18,014)	(3,104)
Losses (gains) due to amortization:
Net actuarial loss	(23,941)	(13,900)	(9,808)	(776)	(11,890)	(273)
Prior service cost	11,793	8,933	(157)	69	1,189	560
Curtailment and settlement	(41,456)	2,742	—	—	(88)	—
Foreign currency translation adjustments	—	—	16,353	1,167	15,130	1,057

Total changes in Accumulated OCI	¥(140,831)	¥(93,149)	¥(40,437)	¥(4,670)	¥64,994	¥5,406

The following table presents the expected amounts that will be amortized from Accumulated OCI as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2016:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥6,543	¥14,090	¥1,003
Prior service cost	(8,009)	(2,272)	(919)

Total	¥(1,466)	¥11,818	¥84

Investment policies

MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2015 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	40.7%	0.4%	—%
Japanese debt securities	37.4	—	—
Non-Japanese equity securities	11.2	57.7	70.0
Non-Japanese debt securities	4.5	28.4	30.0
Real estate	—	9.7	—
Short-term assets	6.2	3.8	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as follows:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2016 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥53.7 billion
For the pension benefits of foreign offices and subsidiaries	26.9 billion
For the other benefits of foreign offices and subsidiaries	2.8 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2016	¥81,587	¥14,707	¥2,102
2017	82,692	16,378	2,221
2018	82,909	18,082	2,364
2019	82,698	19,654	2,479
2020	83,347	21,403	2,603
Thereafter (2021-2025)	418,026	135,939	14,324

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 31:

Government bonds and other debt securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most non-Japanese government bonds and certain corporate bonds. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types: Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the fair value hierarchy. Japanese pooled funds classified in Level 3 of the fair value hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the fair value hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 of the fair value hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2014 and 2015:

Pension benefits and SIP Investments:

At March 31, 2014	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥65,309	¥—	¥—	¥65,309	¥—	¥—	¥—	¥—
Non-Japanese government bonds	19,799	2,041	—	21,840	—	13,443	—	13,443
Other debt securities(1)	523	11,798	5,983	18,304	—	52,463	—	52,463
Japanese marketable equity securities(2)	713,152	127	—	713,279	—	—	—	—
Non-Japanese marketable equity securities	12,166	1,122	—	13,288	24,515	—	—	24,515
Japanese pooled funds:
Japanese marketable equity securities(2)	—	26,792	—	26,792	—	—	—	—
Japanese debt securities(1)	—	400,132	—	400,132	—	—	—	—
Non-Japanese marketable equity securities	—	176,710	—	176,710	—	—	—	—
Non-Japanese debt securities	—	91,642	7,342	98,984	—	—	—	—
Other	—	13,026	—	13,026	—	—	—	—

Total pooled funds	—	708,302	7,342	715,644	—	—	—	—

Other investment funds	—	132,105	43,446	175,551	155,637	87,103	26,740	269,480	(4)
Japanese general account of life insurance companies(3)	—	173,398	—	173,398	—	—	—	—
Other investments	2,038	105,678	—	107,716	620	4,673	2,901	8,194

Total	¥812,987	¥1,134,571	¥56,771	¥2,004,329	¥180,772	¥157,682	¥29,641	¥368,095

At March 31, 2015	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥66,766	¥—	¥—	¥66,766	¥—	¥—	¥—	¥—
Non-Japanese government bonds	23,315	3,602	—	26,917	—	18,918	—	18,918
Other debt securities(1)	461	12,766	5,948	19,175	—	69,991	—	69,991
Japanese marketable equity securities(2)	879,042	16	—	879,058	—	—	—	—
Non-Japanese marketable equity securities	14,500	1,325	—	15,825	35,539	755	—	36,294
Japanese pooled funds:
Japanese marketable equity securities(2)	—	69,260	—	69,260	—	—	—	—
Japanese debt securities(1)	—	349,937	—	349,937	—	—	—	—
Non-Japanese marketable equity securities	—	201,539	—	201,539	—	—	—	—
Non-Japanese debt securities	—	104,576	8,603	113,179	—	—	—	—
Other	—	88,212	—	88,212	—	—	—	—

Total pooled funds	—	813,524	8,603	822,127	—	—	—	—

Other investment funds	—	143,063	44,684	187,747	176,983	100,468	34,137	311,588	(4)
Japanese general account of life insurance companies(3)	—	169,776	—	169,776	—	—	—	—
Other investments	1,992	115,710	—	117,702	2,946	7,948	4,308	15,202

Total	¥986,076	¥1,259,782	¥59,235	¥2,305,093	¥215,468	¥198,080	¥38,445	¥451,993

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥401 million (0.02% of plan assets) and ¥784 million (0.03% of plan assets) to the pension benefits and SIPs at March 31, 2014 and 2015, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥7,354 million (0.31% of plan assets) and ¥4,457 million (0.16% of plan assets) to the pension benefits and SIPs at March 31, 2014 and 2015, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2013 to March 31, 2014 and 1.24% from April 1, 2014 to March 31, 2015.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥148,360 million of mutual funds and ¥25,486 million of real estate funds, and of ¥171,395 million of mutual funds and ¥32,554 million of real estate funds, which were held by MUAH at December 31, 2013 and 2014, respectively.

Other post retirement plan investments:

	Foreign offices and subsidiaries
	March 31, 2014				March 31, 2015
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥5,548	¥—	¥5,548	¥—	¥7,321	¥—	¥7,321
Non-Japanese marketable equity securities	—	—	—	—	—	58	—	58
Other investment funds(1)	13,531	—	—	13,531	15,762	—	—	15,762
Other investments	—	6,766	—	6,766	—	7,949	—	7,949

Total	¥13,531	¥12,314	¥—	¥25,845	¥15,762	¥15,328	¥—	¥31,090

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2014 and 2015:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2014
	(in millions)
Other debt securities	¥6,134	¥(4)	¥(85)	¥(12)	¥—	¥(50)	¥5,983
Japanese pooled funds:
Non-Japanese debt securities	6,846	—	483	13	—	—	7,342

Total pooled funds	6,846	—	483	13	—	—	7,342

Other investment funds	48,631	(2,616)	1,381	(3,950)	—	—	43,446

Total	¥61,611	¥(2,620)	¥1,779	¥(3,949)	¥—	¥(50)	¥56,771

	Foreign offices and subsidiaries
Assets category	March 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2014
	(in millions)
Other investment funds	¥14,486	¥—	¥6,688	¥5,566	¥—	¥—	¥26,740
Other investments	1,983	11	864	43	—	—	2,901

Total	¥16,469	¥11	¥7,552	¥5,609	¥—	¥—	¥29,641

	Domestic subsidiaries
Assets category	March 31, 2014	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2015
	(in millions)
Other debt securities	¥5,983	¥(2)	¥92	¥(85)	¥—	¥(40)	¥5,948
Japanese pooled funds:
Non-Japanese debt securities	7,342	—	1,020	241	—	—	8,603

Total pooled funds	7,342	—	1,020	241	—	—	8,603

Other investment funds	43,446	(609)	3,696	(2,592)	743	—	44,684

Total	¥56,771	¥(611)	¥4,808	¥(2,436)	¥743	¥(40)	¥59,235

	Foreign offices and subsidiaries
Assets category	March 31, 2014	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2015
	(in millions)
Other investment funds	¥26,740	¥—	¥7,343	¥54	¥—	¥—	¥34,137
Other investments	2,901	158	1,135	114	—	—	4,308

Total	¥29,641	¥158	¥8,478	¥168	¥—	¥—	¥38,445

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2013, 2014 and 2015 was ¥6,396 million, ¥8,443 million and ¥12,041 million, respectively.